DUE FROM CLEARING BROKER AND CLEARING DEPOSIT	12 Months Ended
Dec. 31, 2024
DUE FROM CLEARING BROKER AND CLEARING DEPOSIT
DUE FROM CLEARING BROKER AND CLEARING DEPOSIT

6.DUE FROM CLEARING BROKER AND CLEARING DEPOSIT

PKSI, CLS and WEG clear customer transactions through a clearing broker and, therefore, they operate pursuant to exemptions contained in Rule 15c3-3 of the Securities and Exchange Act of 1934. As of December 31, 2024 and 2023, clearing deposits, which are included in other assets on the consolidated statements of financial condition and receivables due from clearing brokers were as follows (in thousands):

	2024		2023
		Due from		Due from
	Clearing	Clearing	Clearing	Clearing
Entity	Deposit	Broker	Deposit	Broker
PKSI	$543	$430	$519	$373
CLS	230	147	180	214
WEG	175	296	175	44
Total	$948	$873	$874	$631